Expense Example - Roundhill Power Semiconductor ETF - Roundhill Power Semiconductor ETF Shares	Aug. 21, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	$ 224